Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Supplemental Cash Flow Information
a)The changes in operating assets and liabilities for the years ended December 31, 2016, 2015, and 2014, are as follows:

	Year Ended December 31,
	2016	2015	2014
Accounts receivable	96,497	(6,488)	136,660
Prepaid expenses and other	9,690	(10,607)	(1,618)
Accounts payable	(10,705)	(24,727)	(17,643)
Accrued liabilities and other	(57,149)	29,531	(56,768)
	38,333	(12,291)	60,631

b)
Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2016, 2015, and 2014, totaled $341.0 million, $318.1 million and $328.2 million, respectively. In addition, during the years ended December 31, 2016, 2015, and 2014, cash interest paid relating to interest rate swap amendments and terminations totaled $8.1 million, $10.9 million and $1.3 million, respectively.

c)
In 2016, the portion of the distributions paid in kind by Teekay Offshore to the unit holders of Series C-1 Preferred Units and Series D Preferred Units, of $11.7 million was treated as a non-cash transaction in the consolidated statements of cash flows.

d)
As described in Note 3b, in August 2015, Teekay Tankers agreed to acquire 12 modern Suezmax tankers from Principal Maritime. As of December 31, 2015, all 12 of the vessels had been delivered for a total purchase price of $661.3 million, consisting of $612.0 million in cash and approximately 7.2 million shares of Teekay Tankers’ Class A common stock or $49.3 million, which was treated as a non-cash transaction in the consolidated statement of cash flows.

e)
During 2014, the Company had several transactions treated as non-cash transactions in the consolidated statements of cash flows. The Company took ownership of three VLCCs with a fair value of $222.0 million, which were collateral for all amounts owing under the investment in term loans, which was concurrently discharged. As described in Note 3f, Teekay LNG acquired BG’s ownership interest in the BG Joint Venture. As compensation, Teekay LNG assumed BG’s obligation to provide services for the four LNG carrier newbuildings up to their delivery dates. The estimated fair value of the assumed obligation of approximately $33.3 million was used to offset the purchase price. The sales of the Huelva Spirit, and Algeciras Spirit conventional tankers resulted in the vessels under capital leases being returned to the owner and the capital lease obligations being concurrently extinguished. The portion of dividends declared by the Teekay Tangguh Joint Venture that was used to settle the advances made to BLT LNG Tangguh Corporation and P.T. Berlian Laju Tanker of $14.4 million was treated as a non-cash transaction.